SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Related Party Transaction [Line Items]
KH Advisory Sdn Bhd	$ 7,361	$ 756,478
Choo Keam Hui [Member]
Related Party Transaction [Line Items]
KH Advisory Sdn Bhd		756,478
Bizguide Corporate Service Sdn Bhd [Member]
Related Party Transaction [Line Items]
KH Advisory Sdn Bhd	1,763
KH Advisory Sdn Bhd [Member]
Related Party Transaction [Line Items]
KH Advisory Sdn Bhd	$ 5,598